ACCOUNTS PAYABLE, ACCRUALS, AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS, AND OTHER CURRENT LIABILITIES

10. ACCOUNTS PAYABLE, ACCRUALS, AND OTHER CURRENT LIABILITIES

Account payable, accrued expenses, and other liabilities consists of the following:

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Accounts payable	1,396	1,046
Payroll payable	507	532
Payable to other services	29	5
Deposits	6	6
Others	147	100
	2,085	1,689